Stockholders' Equity	9 Months Ended
Sep. 30, 2013
Stockholders' Equity

M. STOCKHOLDERS’ EQUITY

Common Stock

The Company’s Amended and Restated Articles of Incorporation authorize the issuance of 20,792,279 shares of common stock, par value $0.001 per share. As of December 31, 2012, the Company had 3,464,798 shares of common stock issued and outstanding. During the year ended December 31, 2012, the Company issued 407,695 shares of common stock, upon exercise of options, at a per share price of $2.45, for total cash proceeds of $1 million. During the year ended December 31, 2011, the Company issued 203,848 shares of common stock, at a per share price of $2.45, for total cash proceeds of $0.5 million.

The Company paid no dividends to its common shareholders in 2012 and 2011. The declaration of future dividends and the establishment of the per share amount, record dates and payment dates for any such future dividends are subject to the final determination of the Board, and will be dependent upon future earnings, cash flows, financial requirements and other factors.

Treasury Stock

The Company repurchased 630,699 shares of its common stock, at a per share price of $2.89, for approximately $1.8 million during 2012, funding the repurchase program from cash on hand. The shares were repurchased from a related party, who at the time of the repurchase was a member of the Company’s Board of Directors. There was no treasury stock in fiscal year 2011. Repurchases of common stock are accounted for using the cost method, with common stock in treasury classified in the balance sheet as a reduction of stockholders’ equity.

Preferred Stock

The Company has authorized a total of 13,861,519 shares of preferred stock (all series) with a $.001 par value per share. The Company has issued Series A, B, C, and D Convertible Preferred Stock (“Series A, B, C or D Preferred Shares”), all of which are convertible into common stock. The Series D Preferred Shares have dividend and liquidation preference over the Series C Preferred Shares, and both Series C and D Preferred Shares have preference over Series B Preferred Shares and common stock at face value, plus any unpaid cumulative dividends. The Series B Preferred Shares have equal liquidation preference with common stock. As of December 31, 2012, the Company had $19,000 of unpaid cumulative dividends.

Series A Convertible Preferred Stock (“Series A Preferred Shares”)

On October 1, 2009, Stonegate issued a total of 415,845 Series A Preferred Shares, at a per share price of $3.61, to two investors. The Series A Preferred Shares accrued cumulative dividends at an annual rate of 15%, payable quarterly in arrears. The holders of the Series A Preferred Shares were entitled to receive (as a special dividend as and when declared by the Board of Directors of the Company) an amount equal to 30% of all net cash proceeds received by the Company, if any, from the sale of servicing rights on residential first mortgage loans originated and sold on a servicing retained basis. No special dividends were declared by the Board in 2012 or 2011.

Each Series A Preferred Share was convertible, at the option of the holder, on a 1:1 basis into shares of common stock subject to adjustment for stock dividends, splits, and similar equity transactions. The Series A Conversion Price was equal to the Series A Preferred Shares original issue price.

The Series A Preferred Shares had no voting rights, except that the approval of the holders of a majority of the Series A Preferred Shares (voting as a separate class) was required for certain matters including any amendment to the articles of incorporation or code of regulations of the Company materially altering the rights or obligations of the holders of the Series A Preferred Shares, the redemption of the Series A Preferred Shares prior to December 23, 2010, and any other events requiring that the holders of the Series A Preferred Shares vote as a separate class as a matter of law.

On March 9, 2012, all 415,845 Series A Preferred Shares were redeemed and retired, at a per share redemption price of $3.61, for a total cash redemption payment of $1.5 million. In addition, at the time of the redemption, accrued and unpaid dividends of $42,534 were paid in cash to the sellers of the Series A Preferred Shares. As a result of this redemption, there were no outstanding Series A Preferred Shares at December 31, 2012.

Series B Convertible Preferred Stock (“Series B Preferred Shares”)

As of December 31, 2012, the Board of Directors had issued 13,862 Series B Preferred Shares at $3.61 per share; there were no issuances in 2011 or 2012. Holders of Series B Preferred Shares are entitled to receive cash dividends at the discretion of the Board of Directors. The dividends are to be calculated as a specified percentage (also determined by the Board of Directors) of net income as contractually defined. No such special dividend had been declared as of December 31, 2012.

Each Series B Preferred Share is convertible, at the option of the holder, on a 1:1 basis into shares of common stock subject to adjustment for stock dividends, splits, and similar equity transactions and is redeemable by the Company at any time. The Series B Conversion Price is equal to the Series B original issue price.

Each outstanding Series B Preferred Share will be deemed, immediately prior to the occurrence of any liquidation, dissolution or winding up of the Company, to have converted into one common share and will participate in distributions resulting from any such liquidation event on the same basis as all other common shares.

The Series B Preferred Shares have no voting rights, except that the approval of the holders of a majority of all Series B Preferred Shares (voting as a separate class) will be required for certain matters, including any amendment to the articles of incorporation or code of regulations of the Company materially altering the rights or obligations of the holders of the Series B Preferred Shares, and any other events requiring that the holders of the Series B Preferred Shares vote as a separate class as a matter of law.

Series C Convertible Preferred Stock (“Series C Preferred Shares”)

In 2011, the Board of Directors issued 263,369 Series C Preferred Shares at $3.61 per share. Each Series C Preferred Share accrues cumulative dividends at an annual rate of 8%, payable quarterly in arrears.

Each Series C Preferred Share is convertible, at the option of the holder, on a 1:1 basis into shares of common stock subject to adjustment for stock dividends, splits, and similar equity transactions, and will further only be convertible (i) in connection with a sale of the Company or an initial public offering, (ii) within 60 days after the Company receives its annual audited financial statements each year, and (iii) when the shares have been called for redemption by the Company. The Series C preferred share is redeemable by the Company at any time.

The Series C Preferred Shares have no voting rights, except that the approval of the holders of a majority of the Series C Preferred Shares (voting as a separate class) will be required for certain matters, including any amendment to the articles of incorporation or code of regulations of the Company materially altering the rights or obligations of the holders of the Series C Preferred Shares, the redemption of the Series C Preferred Shares prior to December 31, 2012, and any other events requiring that the holders of the Series C Preferred Shares vote as a separate class as a matter of law. The Company has the option to redeem the Series C Preferred Shares for the original face value plus any accrued but unpaid dividends.

Series D Convertible Preferred Stock (“Series D Preferred Shares”)

During 2012, the Board of Directors issued 8,064,881 Series D Preferred Shares at $3.97 per share, in separate closings in March, July and December 2012. Each Series D Preferred Share accrues cumulative dividends at an annual rate of 7%. The dividends compound annually and accrue daily whether or not declared by the Board of Directors. The dividends are payable (i) when declared by the Board of Directors, (ii) when dividends are declared, paid or set aside on any class or series of shares ranking junior to the Series D Preferred Shares, assuming the holders of a majority of Series D Preferred Shares consent thereto, (iii) upon a liquidation, winding up or dissolution of the Company (including certain sale transactions that would anticipate a liquidation of the Company thereafter), and (iv) upon the redemption of the Series D Preferred Shares.

Each Series D Preferred Share is convertible, at the option of the holder at any time, on a 1:1 basis into shares of common stock subject to adjustment for stock dividends, splits, and similar equity transactions and is not redeemable by the Company. The holders of the Series D Preferred Shares have the right to vote on an as-converted basis together with the holders of the common stock on all matters to be voted upon by the shareholders. At December 31, 2012, the Series D Preferred Shareholders owned approximately 72% of the Company’s outstanding shares of capital stock.

If between March 9, 2017 and March 9, 2018, the current holders of the Series D Shares ever own less than 50% of the outstanding voting stock of the Company, the holders of at least a majority of the Series D Preferred Shares may require the Company to redeem all of the Series D Preferred Shares for an amount equal to the greater of the (i) original purchase price of the Series D Preferred Shares plus all accrued or declared but unpaid dividends, and (ii) the then fair market value of the shares of common stock into which the Series D Preferred Shares are convertible.

2011 Stock Incentive Plan

The Company has authorized 1,386,152 shares of common stock for grant as an incentive to key employees, consultants and directors. The option price per share and other terms and conditions are to be determined by committee; however, the option price may not be less than the fair market value of the common stock on the grant date and the options must have an exercise date no more than 10 years from the grant date. During 2012, the Company granted a director, stock options to purchase 101,494 shares of the Company’s common stock at an exercise price of $3.97 per share.

The fair value of the option award was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions: per share fair value of the options granted- $3.97; expected volatility-18%; expected dividend yield-0%; expected term-5.75 years and risk free interest rate-1.01%. The risk free interest rate is based on the U.S. Treasury zero-coupon yield curve in effect at the time of the grant. Volatility was estimated based on the volatility of comparable public companies.

The options vest and become exercisable in twelve equal quarterly periods from June 30, 2012 through June 30, 2015. The options may be exercised any time after vesting but no later than March 8, 2022. 16,916 units vested during 2012 and 84,578 units were still outstanding as of December 31, 2012. There was no other activity in the plan during 2012. Compensation expense recorded amounted to $13,155 for the year ended December 31, 2012. Unamortized costs at December 31, 2012 amounted to $65,776 and will be recognized ratably over the vesting period.